Federal Income Taxes (Details Textual) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Federal Income Taxes (Textual)
Net operating loss carry-forwards	$ 1,088,955	$ 651,191	$ 310,755	$ 61,250